Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	CAD 10,031	CAD 6,309
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	8,317	4,273
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	CAD 1,714	CAD 2,036